Alger Focus Equity Fund Expense Example, No Redemption - Class A C Shares [Member] - Alger Focus Equity Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	$ 2,052